UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2006


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Statement of Net Assets...................................................     3

Statement of Operations...................................................     9

Statement of Changes in Net Assets........................................    10

Financial Highlights......................................................    11

Notes to Financial Statements.............................................    12

Disclosure of Portfolio Expenses..........................................    21

Approval of Investment Advisory Agreements................................    23







The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2006

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

Global economic growth has accelerated. While the United States and China continue to lead the expansion, the Euro Zone and Japan are fully participating. Prices for oil and industrial commodities have risen sharply, and inflation remains modestly above central bank target levels. The price of gold has reached a 25-year high. Consumer sentiment remains upbeat despite higher energy prices. Corporate profits are growing at above-average rates, but managements are concerned about rising input costs. The Federal Reserve continues to raise rates, the Chinese central bank increased rates for the first time since 2004, and the Japanese and the European Central Banks are signaling further rate increases. Despite continued Fed tightening, the dollar has weakened and is at a 52-week low on a trade-weighted basis. Global equity markets have risen sharply in response to economic and earnings growth with foreign stocks generally outpacing U.S. equities.

PERFORMANCE

The Portfolio's return of 23.31% for 6 months ending April 30, 2006, exceeded the 22.89% return of the benchmark Morgan Stanley MSCI EAFE Index by 42 basis points. Performance was helped by over-weighting industrials and hurt by over-weighting information technology and under-weighting materials.

PORTFOLIO STRUCTURE

As of April 30, 2006, the Portfolio was invested in 20 countries. Europe was under-weighted with the largest negative exposures in the United Kingdom, Netherlands, and Switzerland. The Portfolio was over-weighted in Asia/Pacific Basin with the biggest over-exposure to emerging-Asia. Emerging markets, which are not included in Morgan Stanley MSCI EAFE Index, accounted for almost 5% of assets. Canada, which is also not included in Morgan Stanley MSCI EAFE Index, makes up almost 2% of the Portfolio. The Portfolio was over-weighted in industrials, health care, information technology, and energy and under-exposed to materials, consumer staples, and telecom services. On April 30, the Portfolio was invested in 62 companies.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

OUTLOOK

The global economic expansion continues despite further strength in commodity prices and rising interest rates. Growth is accelerating in Japan and the Euro Zone and remains robust in the U.S. and China. Inflation remains higher than desired by most central banks and deflation has ended in Japan. Additional monetary tightening is likely. Though currently strong, global growth could slow later in the year as the effects of rising interest rates and higher commodity prices are felt. Robust corporate profits have propelled world stock prices higher, but profit margins may be peaking. The advance in global equity prices has raised valuation levels, and rising interest rates are making fixed income securities more attractive alternatives. Equity valuations remain below peak historical levels and could be sustained if interest rates stabilize. Global trade flows have been instrumental in maintaining economic growth but this could be threatened by increased protectionism and economic nationalism. Political conflicts and possible terrorism are significant exogenous variables. Despite recent price appreciation, additional gains in world equity markets are possible if economic and profit growth can be maintained, and the dollar accelerates to the downside.


Yours truly,

/s/ Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.



                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                       McKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:
24.9%    Financials
16.0%    Industrials
11.8%    Consumer Discretionary
10.0%    Health Care
 9.1%    Energy
 8.2%    Information Technology
 5.5%    Consumer Staples
 5.0%    Utilities
 4.3%    Materials
 3.4%    Telecommunication Services
 1.8%    Repurchase Agreement

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, NOT INCLUDING SECURITIES RECEIVED
 AS COLLATERAL FOR SECURITIES LENDING.


--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- 97.6%
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------
AUSTRALIA -- 2.4%
   CSL ...............................................................         39,715      $  1,738,714
   National Australia Bank ...........................................        150,000         4,280,479
                                                                                           ------------
                                                                                              6,019,193
                                                                                           ------------
AUSTRIA -- 1.4%
   Wienerberger (A) ..................................................         70,000         3,695,441
                                                                                           ------------
BELGIUM -- 1.7%
   Fortis ............................................................        115,000         4,303,790
                                                                                           ------------
BRAZIL -- 1.0%
   Cia Vale do Rio Doce ADR ..........................................         50,000         2,576,000
                                                                                           ------------
CANADA -- 1.8%
   Alcan .............................................................         90,000         4,688,947
                                                                                           ------------
FINLAND -- 1.7%
   Nokia (A) .........................................................        190,000         4,319,977
                                                                                           ------------
FRANCE -- 12.3%
   AXA ...............................................................        125,000         4,580,410
   BNP Paribas (A) ...................................................         50,000         4,717,397
   Sanofi-Aventis ....................................................         50,000         4,707,950
   STMicroelectronics ................................................        165,000         3,028,267
   Suez ..............................................................         75,000         2,946,641
   Total .............................................................         25,000         6,902,893


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       3

THE ADVISORS' INNER CIRCLE FUND                                               McKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- continued
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------

FRANCE -- (CONTINUED)
   Vivendi* (A) ......................................................        115,000      $  4,192,248
                                                                                           ------------
                                                                                             31,075,806
                                                                                           ------------
GERMANY -- 6.7%
   Allianz (A) .......................................................         20,000         3,343,117
   Bayerische Motoren Werke (A) ......................................         65,000         3,529,734
   E. ON (A) .........................................................         25,000         3,039,855
   MAN ...............................................................         55,000         4,163,087
   Siemens ...........................................................         30,000         2,834,217
                                                                                           ------------
                                                                                             16,910,010
                                                                                           ------------
HONG KONG -- 2.0%
   Henderson Land Development ........................................        850,000         4,993,455
                                                                                           ------------
INDIA -- 1.1%
   Infosys Technologies ADR ..........................................         35,000         2,752,750
                                                                                           ------------
ITALY -- 2.9%
   Mediaset ..........................................................        275,000         3,474,435
   Telecom Italia, Ordinary Shares* (A) ..............................        800,000         2,237,142
   Telecom Italia, Savings Shares* (A) ...............................        675,000         1,686,076
                                                                                           ------------
                                                                                              7,397,653
                                                                                           ------------
JAPAN -- 23.9%
   Asahi Breweries ...................................................        225,000         3,209,501
   Asahi Glass .......................................................        350,000         4,928,196
   Astellas Pharma ...................................................        115,000         4,783,275
   Canon .............................................................         55,000         4,194,834
   East Japan Railway ................................................            700         5,449,212
   Fanuc .............................................................         40,000         3,772,329
   Komatsu ...........................................................        190,000         4,051,226
   Kubota ............................................................        350,000         3,944,396
   Lawson ............................................................        110,000         4,161,121
   Mitsubishi UFJ Financial Group ....................................            300         4,702,277
   Nippon Oil ........................................................        375,000         2,958,625
   Nippon Yusen (A) ..................................................        525,000         3,208,844
   Oji Paper (A) .....................................................        600,000         3,572,679
   Osaka Gas .........................................................        810,000         3,021,541
   Shionogi ..........................................................        275,000         4,625,876
                                                                                           ------------
                                                                                             60,583,932
                                                                                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       4

THE ADVISORS' INNER CIRCLE FUND                                               McKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- continued
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------

NETHERLANDS -- 1.6%
   TNT (A) ...........................................................        110,000      $  3,954,552
                                                                                           ------------
PORTUGAL -- 1.9%
   Portugal Telecom ..................................................        375,000         4,766,208
                                                                                           ------------
SINGAPORE -- 1.9%
   DBS Group Holdings ................................................        425,000         4,783,131
                                                                                           ------------
SPAIN -- 2.8%
   Inditex ...........................................................         85,000         3,453,021
   Repsol YPF (A) ....................................................        120,000         3,579,428
                                                                                           ------------
                                                                                              7,032,449
                                                                                           ------------
SWEDEN -- 1.6%
   Nordea Bank (A) ...................................................        325,000         4,198,293
                                                                                           ------------
SWITZERLAND -- 5.4%
   Credit Suisse Group (A) ...........................................        100,000         6,263,317
   Novartis ..........................................................         85,000         4,862,512
   Swiss Reinsurance (A) .............................................         35,000         2,546,734
                                                                                           ------------
                                                                                             13,672,563
                                                                                           ------------
TAIWAN -- 2.5%
   Acer ..............................................................      1,300,000         2,518,022
   Taiwan Semiconductor Manufacturing ADR ............................        377,997         3,961,408
                                                                                           ------------
                                                                                              6,479,430
                                                                                           ------------
UNITED KINGDOM -- 21.0%
   Barclays ..........................................................        390,000         4,855,860
   BG Group ..........................................................        300,000         4,018,831
   Cadbury Schweppes .................................................        250,000         2,472,008
   Cadbury Schweppes ADR .............................................         40,000         1,598,400
   Diageo ............................................................        230,000         3,783,445
   GlaxoSmithKline ADR ...............................................         80,000         4,550,400
   Kingfisher ........................................................      1,100,000         4,503,690
   Lloyds TSB Group ..................................................        475,000         4,606,160
   Persimmon .........................................................        140,000         3,333,576
   Royal Bank of Scotland Group ......................................        140,000         4,557,583
   Royal Dutch Shell, Cl B ...........................................         86,199         3,072,492
   Royal Dutch Shell ADR, Cl B (A) ...................................         35,000         2,499,350


The accompanying notes are an integral part of the financial statements.

                                       5

THE ADVISORS' INNER CIRCLE FUND                                               McKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- continued
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------

UNITED KINGDOM -- (CONTINUED)
   Scottish Power (A) ................................................        200,000      $  2,037,589
   Scottish Power ADR ................................................         40,000         1,627,200
   Tate & Lyle .......................................................        275,000         2,774,193
   Trinity Mirror ....................................................        300,000         2,993,675
                                                                                           ------------
                                                                                             53,284,452
                                                                                           ------------
   TOTAL COMMON STOCK
      (Cost $166,804,706) ............................................                      247,488,032
                                                                                           ------------
--------------------------------------------------------------------------------------------------------
 RIGHTS -- 0.0%
--------------------------------------------------------------------------------------------------------
SWITZERLAND -- 0.0%
   Swiss Reinsurance, Expires 05/08/06
      (Cost $--) .....................................................         35,000                --
                                                                                           ------------
--------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER -- 4.0%
--------------------------------------------------------------------------------------------------------
                                                                              FACE
                                                                             AMOUNT
                                                                          -----------
   Kaiser Foundation Hospital (B)
      4.922%, 05/01/06
      (Cost $9,995,900) ..............................................    $10,000,000         9,995,900
                                                                                           ------------
--------------------------------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- 4.0%
--------------------------------------------------------------------------------------------------------
   First Tennessee (B) (C)
      4.839%, 04/18/07 ...............................................      5,000,000         5,002,215
   Morgan Stanley (B) (C)
      4.954%, 01/19/07 ...............................................      5,000,000         5,003,340
                                                                                           ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $10,005,555) .............................................                       10,005,555
                                                                                           ------------
--------------------------------------------------------------------------------------------------------
 MASTER NOTES -- 4.0%
--------------------------------------------------------------------------------------------------------
   Bear Stearns (B)
      5.025%, 05/03/06 ...............................................      5,000,000         5,000,000
   JP Morgan (B)
      4.955%, 05/15/06 ...............................................      5,000,000         5,000,000
                                                                                           ------------
   TOTAL MASTER NOTES
      (Cost $10,000,000) .............................................                       10,000,000
                                                                                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       6

THE ADVISORS' INNER CIRCLE FUND                                               McKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 7.8%
--------------------------------------------------------------------------------------------------------

                                                                              FACE
                                                                             AMOUNT           VALUE
                                                                          -----------      -------------

   Lehman Brothers
      4.925%, dated 04/28/06, to be repurchased
      on 05/01/06, repurchase price $15,519,709
      (collateralized by various mortgage-backed
      obligations, ranging in par value $25,165,000-
      $304,191,838, 0.000%, 01/25/34-02/25/46,
      with total market value $16,289,024) (B) .......................    $15,513,342       $15,513,342
   Morgan Stanley
      4.500%, dated 04/28/06, to be repurchased
      on 05/01/06, repurchase price $4,510,395
      (collateralized by a U.S. Treasury Note,
      par value $4,505,082, 4.625%, 05/15/06,
      with total market value $4,598,937) ............................      4,508,705         4,508,705
                                                                                           ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $20,022,047) .............................................                       20,022,047
                                                                                           ------------
   TOTAL INVESTMENTS -- 117.4%
      (Cost $216,828,208) ............................................                      297,511,534
                                                                                           ------------

--------------------------------------------------------------------------------------------------------
 WRITTEN OPTIONS -- (0.1)%
--------------------------------------------------------------------------------------------------------
                                                                           CONTRACTS
                                                                          -----------
   Taiwan Semiconductor, January 2007, $10 Call
      Premiums Received $(228,047) ...................................         (1,800)         (306,000)
                                                                                           ------------
OTHER ASSETS AND LIABILITIES -- (17.3)%
   Payable Upon Return of Securities on Loan .........................                      (45,514,797)
   Payable for Investment Securities Purchased .......................                       (1,637,813)
   Investment Advisory Fees Payable ..................................                         (142,539)
   Administration Fees Payable .......................................                          (24,421)
   Payable for Fund Shares Redeemed ..................................                           (7,915)
   Chief Compliance Officer Fees Payable .............................                           (7,655)
   Trustees' Fees Payable ............................................                           (2,408)
   Other Assets and Liabilities, Net .................................                        3,560,212
                                                                                           ------------
   TOTAL OTHER ASSETS AND LIABILITIES ................................                      (43,777,336)
                                                                                           ------------
   NET ASSETS -- 100.0% ..............................................                     $253,428,198
                                                                                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       7

THE ADVISORS' INNER CIRCLE FUND                                               McKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------


                                                                                               VALUE
                                                                                           -------------
   Paid in Capital ...................................................                     $159,155,917
   Undistributed net investment income ...............................                        1,294,220
   Accumulated net realized gain on investments and written options ..                       12,426,996
   Net unrealized appreciation on investments and written options ....                       80,605,373
   Net unrealized depreciation on foreign currencies and translation of
      other assets and liabilities denominated in foreign currencies .                          (54,308)
                                                                                           ------------
   NET ASSETS ........................................................                     $253,428,198
                                                                                           ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) .........................                       16,725,259
                                                                                           ============
NET ASSET VALUE, Offering and Redemption Price Per Share .............                           $15.15
                                                                                           ============

  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006 (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN WAS $44,050,503.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN AT APRIL 30, 2006.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS THE RATE IN EFFECT ON APRIL 30, 2006.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                         McKEE INTERNATIONAL
                                                        EQUITY PORTFOLIO FOR
                                                        THE SIX MONTHS ENDED
                                                        APRIL 30, 2006 (UNAUDITED)
----------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends...........................................................   $ 2,807,415
Interest............................................................       124,219
Income received from securities lending.............................        35,683
Less: Foreign Taxes Withheld........................................      (266,757)
                                                                       -----------
   TOTAL INCOME.....................................................     2,700,560
                                                                       -----------
EXPENSES:
Investment Advisory Fees............................................       842,565
Administration Fees.................................................       144,329
Chief Compliance Officer Fees.......................................         3,663
Trustees' Fees......................................................         2,208
Custodian Fees......................................................        69,714
Shareholder Servicing Fees..........................................        39,770
Transfer Agent Fees.................................................        32,162
Professional Fees...................................................        18,919
Printing Fees.......................................................        13,497
Registration and Filing Fees........................................        10,162
Other Expenses......................................................         7,260
                                                                       -----------
   TOTAL EXPENSES...................................................     1,184,249
                                                                       -----------
Less:
   Fees Paid Indirectly -- Note 4....................................         (647)
                                                                       -----------
   NET EXPENSES.....................................................     1,183,602
                                                                       -----------
NET INVESTMENT INCOME...............................................     1,516,958
                                                                       -----------
NET REALIZED GAIN (LOSS) ON:
   Investments......................................................    12,670,547
   Foreign Currency Transactions....................................      (140,645)
                                                                       -----------
NET REALIZED GAIN...................................................    12,529,902
                                                                       -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments......................................................    36,665,295
   Written Options..................................................      (180,000)
   Foreign Currency Transactions....................................        40,974
                                                                       -----------
NET CHANGE IN UNREALIZED APPRECIATION...............................    36,526,269
                                                                       -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS....................................    49,056,171
                                                                       -----------
Net Increase in Net Assets Resulting from Operations................   $50,573,129
                                                                       ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                           McKEE INTERNATIONAL
                                                                          EQUITY PORTFOLIO


---------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------
                                                                  SIX MONTHS        YEAR
                                                                    ENDED           ENDED
                                                                APRIL 30, 2006    OCTOBER 31,
                                                                  (UNAUDITED)        2005
                                                                 ------------    ------------
OPERATIONS:
   Net Investment Income......................................   $  1,516,958    $  3,697,808
   Net Realized Gain on Investments, Written Options and
     Foreign Currency Transactions...................              12,529,902      14,209,924
   Net Change in Unrealized Appreciation on Investments,
     Written Options and Foreign Currency Transactions             36,526,269      13,879,864
                                                                 ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS..........................................     50,573,129      31,787,596
                                                                 ------------    ------------
DIVIDENDS:
   Net Investment Income......................................     (3,634,229)     (3,032,813)
                                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued.....................................................      3,392,961      14,330,030
   In Lieu of Cash Distributions..............................      3,597,229       2,995,683
   Redemption Fees -- Note 2..................................            925           5,431
   Redeemed...................................................    (33,198,036)    (28,576,830)
                                                                 ------------    ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS.............................................    (26,206,921)    (11,245,686)
                                                                 ------------    ------------
   TOTAL INCREASE IN NET ASSETS...............................     20,731,979      17,509,097
                                                                 ------------    ------------
NET ASSETS:
   Beginning of Period........................................    232,696,219     215,187,122
                                                                 ------------    ------------
   End of Period (Including Undistributed Net Investment Income
     of $1,294,220 and $3,411,491, respectively)..............   $253,428,198    $232,696,219
                                                                 ============    ============
SHARE TRANSACTIONS:
   Issued.....................................................        243,629       1,194,587
   In Lieu of Cash Distributions..............................        269,052         247,577
   Redeemed...................................................     (2,441,396)     (2,342,289)
                                                                 ------------    ------------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS.......................................     (1,928,715)       (900,125)
                                                                 ============    ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                           McKEE INTERNATIONAL
                                                                          EQUITY PORTFOLIO

---------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------
                                                             SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                            SIX MONTHS
                               ENDED                      YEARS ENDED OCTOBER 31,
                          APRIL 30, 2006     ------------------------------------------------
                            (UNAUDITED)         2005     2004      2003     2002(1)    2001
                            -----------      --------  --------  --------  --------  --------
Net Asset Value,
   Beginning of Year....      $  12.47       $  11.00  $   9.11  $   7.14    $ 8.30  $  12.33
                              --------       --------  --------  --------  --------  --------
Income (Loss) from
   Investment Operations:
Net Investment Income...          0.09*          0.19*     0.14*     0.11      0.10      0.08
Net Realized and Unrealized
   Gain (Loss) .........          2.79*          1.44*     1.86*     1.89     (1.17)    (2.26)
                              --------       --------  --------  --------  --------  --------
   Total from Investment
     Operations.........          2.88           1.63      2.00      2.00     (1.07)    (2.18)
                              --------       --------  --------  --------  --------  --------
Redemption Fees.........            --**           --**      --**      --        --      0.01
                              --------       --------  --------  --------  --------  --------
Dividends and Distributions:
   Net Investment Income         (0.20)         (0.16)    (0.11)    (0.03)    (0.09)    (0.02)
   Net Realized Gain....            --             --        --        --        --     (1.84)
                              --------       --------  --------  --------  --------  --------
   Total Dividends and
     Distributions......         (0.20)         (0.16)    (0.11)    (0.03)    (0.09)    (1.86)
                              --------       --------  --------  --------  --------  --------
Net Asset Value,
   End of Year..........      $  15.15       $  12.47  $  11.00  $   9.11  $   7.14  $   8.30
                              ========       ========  ========  ========  ========  ========
TOTAL RETURN+...........         23.31%         14.90%    22.13%    28.16%   (13.05)%  (20.22)%
                              ========       ========  ========  ========  ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Year (Thousands).....      $253,428       $232,696  $215,187  $153,385  $111,156  $126,562
Ratio of Expenses
   to Average Net Assets          0.98%***(2)    1.01%(2)  0.99%     1.00%     1.02%     1.05%
Ratio of Net Investment
   Income to Average
   Net Assets...........          1.26%***       1.60%     1.34%     1.54%     1.15%     0.83%
Portfolio Turnover Rate.             7%            27%       13%       17%       23%       60%
  * PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
 ** AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
*** ANNUALIZED
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO
    NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS
    OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO
    ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A
    SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE
    INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR
    PORTFOLIO, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY.
    IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time

THE ADVISORS' INNER CIRCLE FUND                             McKEE INTERNATIONAL
                                                            EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's administrator and can request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2006, there were no open forward foreign currency exchange contracts.

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extin-

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     guished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Net Assets. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     WRITTEN OPTIONS TRANSACTIONS -- There were no written option transactions entered into during the six months ended April 30, 2006. The Portfolio's written option positions are summarized as follows:

                                                         NUMBER     PREMIUM
                                                      OF CONTRACTS   (000)
                                                      ------------  -------
     Balance at the beginning of period                  1,800        $228
                                                        ------        ----
     Balance at end of period                            1,800        $228
                                                        ======        ====

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2006, there were $925 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2006, the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the period, the Portfolio earned credits of $647. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2006, the Portfolio made purchases of $17,729,614 and sales of $47,991,425 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:
                                            ORDINARY
                                             INCOME
                                           ----------
                           2005            $3,032,813
                           2004             1,878,674

As of October 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income               $ 3,411,251
Capital Loss Carryforwards                     (102,182)
Unrealized Appreciation                      44,024,068
Other Temporary Differences                         244
                                            -----------
Total Distributable Earnings                $47,333,381
                                            ===========

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
years and applied against future net capital gains. As of October 31, 2005, the outstanding capital loss carryforwards were as follows:

                                             TOTAL CAPITAL
                             EXPIRES        LOSS CARRYOVER
                              2011             10/31/05
                            --------        --------------
                            $102,182           $102,182

For the year ended October 31, 2005, the Portfolio utilized $14,292,701 of net capital loss carryforwards to offset net capital gains. For Federal income tax purposes, the cost of securities owned at April 30, 2006, were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments and written options held by the Portfolio at April 30, 2006, were as follows:
            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        APPRECIATION
          ------------      -----------      -----------      --------------
          $216,600,161      $81,048,092       $(442,719)        $80,605,373

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30,  2006,  48% of total  shares  outstanding  were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              McKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
10. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives an annual fee for its participation in the Lending Agreement based on projected lending activity.

THE ADVISORS' INNER CIRCLE FUND                       McKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you under-stand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                       McKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES -- CONCLUDED
--------------------------------------------------------------------------------
                                        BEGINNING    ENDING             EXPENSES
                                         ACCOUNT     ACCOUNT  ANNUALIZED  PAID
                                          VALUE       VALUE    EXPENSE   DURING
                                        11/01/05    04/30/06    RATIOS   PERIOD*
--------------------------------------------------------------------------------
MCKEE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Actual Portfolio Return                $1,000.00    $1,233.10   0.98%    $5.43

Hypothetical 5% Return                  1,000.00     1,019.93   0.98      4.91

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                       McKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's February 2006 meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolio and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (d) the extent to which economies of scale would be realized as the Portfolio grows; and (e) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement.

The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. A representative from the Adviser reported that there were no changes to key

THE ADVISORS' INNER CIRCLE FUND                       McKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS -- CONCLUDED
--------------------------------------------------------------------------------

investment management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. At the meeting, a representative from the Adviser reviewed Fund performance, noting that while absolute performance was positive, the Fund underperformed its benchmark in 2005. The representative discussed factors contributing to the Fund's investment performance, including the impact of currency values relative to the U.S. dollar and portfolio weighting in certain market sectors. Based on the materials and information provided, the Board concluded that the Fund's performance was reasonable, noting that the most recent year's performance appeared to be atypical of the Adviser's abilities as a manager as evidenced by the Fund's longer-term track record.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Portfolio was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




    This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CSM-SA-001-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 27, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 27, 2006

* Print the name and title of each signing officer under his or her signature.